UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akela Capital LLC

Address:  1001 Winstead Drive, Suite 455
          Cary, North Carolina 27513

13F File Number: 28-10861

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Anthony B. Bosco
Title:    Managing Member
Phone:    (919) 678-9006

Signature, Place and Date of Signing:


/s/ Anthony B. Bosco           Cary, North Carolina              August 12, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total: $214,360
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                      Name

28-10862                                  Akela Capital Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                            June 30, 2005
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          COLUMN 1               COL 2              COLUMN 3    COLUMN 4        COLUMN 5           COL 6    COL 7       COLUMN 8
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                                 TITLE                                                                              VOTING AUTHORITY
                                 OF                              VALUE     SHRS OR     SH/ PUT/   INVSTMT   OTHER   ----------------
       NAME OF ISSUER            CLASS              CUSIP       (X$1000)   PRN AMT     PRN CALL   DSCRTN    MNGRS   SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC       DBCV 4.750% 2/0    007903AE7      3,985    4,000,000             SOLE              SOLE
CAPITAL AUTOMOTIVE REIT          NOTE 6.00% 5/1     139733AB5     11,394   10,000,000             SOLE              SOLE
CELANESE CORP                    PFD 4.25% CONV     150870202      1,913       75,000             SOLE              SOLE
CITADEL BROADCASTING CORP        NOTE 1.875% 2/1    17285TAB2      5,709    7,500,000             SOLE              SOLE
COMCAST HOLDINGS COPR            ZONES CV2% PCS     200300507      8,465      198,000             SOLE              SOLE
COMMSCAPE INC                    SDCV1.000% 3/1     203372AD9      7,710    8,000,000             SOLE              SOLE
CONTINENTAL AIRLS INC            NOTE 5.000% 6/1    210795PJ3      3,103    3,500,000             SOLE              SOLE
GENCORP INC                      SDCV 2.250% 11/1   368682AL4      5,524    5,000,000             SOLE              SOLE
GENERAL MTRS CORP                DEB SR CV C 33     370442717     21,166    1,000,000             SOLE              SOLE
GENERAL MTRS CORP                DEB SR CONV B      370442733      9,308      500,000             SOLE              SOLE
HUMAN GENOME SCIENCES INC        NOTE 2.250% 10/1   444903AK4      8,073    8,500,000             SOLE              SOLE
INCYTE CORP                      NOTE 3.500% 2/1    45337CAE2      8,265    9,500,000             SOLE              SOLE
KELLWOOD CO                      DBCV 3.500% 6/1    488044AF5        890    1,000,000             SOLE              SOLE
KULICKE & SOFFA INDS INC         NOTE 1.000% 6/3    501242AP6      6,343    8,000,000             SOLE              SOLE
LIBERTY MEDIA CORP NEW           DEB 0.750% 3/3     530718AF2     16,354   15,500,000             SOLE              SOLE
LIONS CATE ENTMT CORP            NOTE 2.938% 10/1   535919AF1      4,352    4,000,000             SOLE              SOLE
MESA AIR GROUP INC               NOTE 2.482% 6/1    590479AB7      6,982   20,028,000             SOLE              SOLE
MESA AIR GROUP INC               NOTE 2.115% 2/1    590479AD3      2,678    7,000,000             SOLE              SOLE
NCO GROUP INC                    NOTE 4.750% 4/1    628858AB8      4,957    5,000,000             SOLE              SOLE
PRG-SCHULTZ INTERNATIONAL INC    NOTE 4.750% 11/2   69357CAA5      3,681    4,500,000             SOLE              SOLE
POWERWAVE TECHNOLOGIES INC       NOTE 1.875% 11/1   739363AD1      5,540    5,000,000             SOLE              SOLE
QUANTA SVCS INC                  SDCV 4.500% 10/0   74762EAC6      4,160    4,000,000             SOLE              SOLE
RYERSON TULL INC NEW             NOTE 3.500% 11/0   78375PAD9      1,380    1,500,000             SOLE              SOLE
SCHOOL SPECIALTY INC             NOTE 3.750% 8/0    807863AE5      8,278    7,000,000             SOLE              SOLE
SIMON PROPERTY GROUP, INC        PFD CONV I 6%      828806802     13,944      225,000             SOLE              SOLE
TYCO INTL GROUP SA               DBCV 2.750% 1/1    902118BF4     32,283   25,000,000             SOLE              SOLE
UTSTARCOM INC                    NOTE 0.875% 3/0    918076AB6      1,418    2,000,000             SOLE              SOLE
WILSON GREATBATCH TECHNOLOGIES   SDCV 2.250% 6/1    972232AB8      6,505    7,630,000             SOLE              SOLE

03603.0003 #592800